UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON FEBRUARY 11, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON February 15, 2004.

Report for the Calendar Year or Quarter Ended:     DECEMBER 31, 2002

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-446-4060

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  FEBRUARY 12, 2004


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       10

Form 13F Information Table Value Total:       407,620,000



List of Other Included Managers:



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FORM 13F INFORMATION TABLE
Report date: 12/31/02
Reporting Manager: M.H. Davidson & Co., L.L.C.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

AMERIPATH INC.                 CS               03071D109     8087   376300 SH       SOLE                   376300
DREYERS GRAND ICE CREAM INC    CS               261878102    64956   915387 SH       SOLE                   915387
FBR ASSET INVESTMENT           CS               30241E303      709    20900 SH       SOLE                    20900
GUCCI CORP.                    CS               401566104     6302    68800 SH       SOLE                    68800
HOUSEHOLD INTERNATIONAL        CS               441815107    60739  2184061 SH       SOLE                  2184061
PHARMACIA CORP                 CS               71713U102   203377  4865481 SH       SOLE                  4865481
RATIONAL SOFTWARE              CS               75409P202    35296  3403700 SH       SOLE                  3403700
SYNCOR INTERNATIONAL           CS               87157J106     6641   239500 SH       SOLE                   239500
TAUBMAN CENTERS                CS               876664103     5009   308600 SH       SOLE                   308600
TICKETMASTER                   CS               88633P203    16504   780345 SH       SOLE                   780345
					                   407,620

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